Lease Liabilities - Additional Information (Details) $ in Thousands		12 Months Ended
	Oct. 02, 2019 USD ($) Equipment	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Lease Liabilities [Line Items]
Depreciation		$ 846	$ 0
Current portion of Equipment Lease liability		10,009
Long-term lease liabilities		29,375
Equipment
Lease Liabilities [Line Items]
Initial recognition of lease liability		41,713
Current portion of Equipment Lease liability		9,842
Long-term lease liabilities		$ 29,158
Office
Lease Liabilities [Line Items]
Number of office leases		2
Current portion of Equipment Lease liability		$ 167	0
Long-term lease liabilities		$ 217	$ 0
Master Services Agreement
Lease Liabilities [Line Items]
Lease term agreement	72 months
Buyout price of an equipment lease	$ 1,986
Estimated net recoverable value of equipment	$ 500
Master Services Agreement | Trucks | Florida Canyon Mine
Lease Liabilities [Line Items]
Number of lease equipment | Equipment	13
Master Services Agreement | Loaders | Florida Canyon Mine
Lease Liabilities [Line Items]
Number of lease equipment | Equipment	3
Master Services Agreement | Equipment
Lease Liabilities [Line Items]
Initial recognition of lease liability	$ 41,713